Derivative financial instruments	12 Months Ended
Jun. 30, 2022
Derivative Financial Instruments [Abstract]
Derivative financial instruments

7. Derivative financial instruments

		Outstanding		2022
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Jul/22	Put Option	Bradesco/Banco XP/ Itaú BBA	572	-	572	8,500	US$
Currency US$	Jul/22	Call Option	Bradesco/Banco XP/ Itaú BBA	-	(25)	(25)	(8,500)	US$
Currency US$	May/23	Put Option	Bradesco	44	-	44	1,023	US$
Currency US$	May/23	Call Option	Bradesco	-	(21)	(21)	(1,023)	US$
Currency US$	May/23	Put Option	Banco do Brasil/Itaú BBA/ Marex	506	-	506	5,500	US$
Currency US$	May/23	Call Option	Banco do Brasil/Itaú BBA/ Marex	-	(1,883)	(1,883)	(5,500)	US$
Currency US$	Jun/23	Put Option	Bradesco/Banco XP/Itaú BBA	1,104	-	1,104	10,106	US$
Currency US$	Jun/23	Call Option	Bradesco/Banco XP/Itaú BBA	-	(3,028)	(3,028)	(10,106)	US$
Currency US$	Jul/23	Put Option	Banco XP	172	-	172	3,484	US$
Currency US$	Jul/23	Call Option	Banco XP	-	(150)	(150)	(3,484)	US$
Currency US$	Mar/24	Put Option	Bradesco	122	-	122	2,500	US$
Currency US$	Mar/24	Call Option	Bradesco	-	(605)	(605)	(2,500)	US$
Currency US$	Apr/24	Put Option	Bradesco	33	-	33	802	US$
Currency US$	Apr/24	Call Option	Bradesco	-	(165)	(165)	(802)	US$
Currency US$	May/24	Put Option	Itaú BBA	88	-	88	1,000	US$
Currency US$	May/24	Call Option	Itaú BBA	-	(171)	(171)	(1,000)	US$
Currency US$	Jul/24	Put Option	Banco XP	113	-	113	1,600	US$
Currency US$	Jul/24	Call Option	Banco XP	-	(392)	(392	(1,600)	US$
Currency US$	Jul/24	Put Option	Bradesco	184	-	184	1,900	US$
Currency US$	Jul/24	Call Option	Bradesco	-	(388)	(388)	(1,900)	US$
Currency US$	Jul/22	NDF	Bradesco/Banco XP/Itaú BBA/Banco do Brasil	2,761	-	2,761	-	US$
Currency US$	Jul/22	NDF	Bradesco/Banco do Brasil	3,035	(90)	2,945	700	US$
Currency US$	Oct/22	NDF	Banco ABC	-	(860)	(860)	(2,900)	US$
Currency US$	Nov/22	NDF	Bradesco/Banco do Brasil	2,443	(81)	2,362	(5,350)	US$
Currency US$	Jan/23	NDF	Banco do Brasil/Santander	642	-	642	(1,000)	US$
Currency US$	May/23	NDF	Banco do Brasil	-	(1,831)	(1,831)	(6,000)	US$
Currency US$	Jun/23	NDF	Bradesco/Banco XP/Banco do Brasil	782	(1,190)	(408)	(16,500)	US$
Currency US$	Jul/23	NDF	Banco do Brasil/Banco XP	1,342	(1,300)	42	(6,500)	US$
Currency US$	Nov/23	NDF	Banco do Brasil	-	(482)	(482)	(3,000)	US$
		Total currency risk		13,943	(12,662)	1,281	(40,550)	US$

Soybean	Feb/23	Soybean Put Option	Tradings/Banks/CBOT	1,768	-	1,768	260,804	bags
Soybean	Feb/23	Soybean Call Option	Tradings/ Banks/CBOT	5,815	(6,092)	(277)	(260,804)	bags
Soybean	Feb/23	Soybean Future	Trading Companies/ Banks/CBOT	-	(224)	(224)	(430,893)	bags
Soybean	Feb/23	Soybean Future	Trading Companies/ Banks/CBOT	-	(12,361)	(12,361)	(498,929)	bags
Soybean	Feb/23	Soybean Future	Trading Companies/ Banks/CBOT	174	(658)	(484)	(195,036)	bags
Soybean	Jun/23	Soybean Future	Trading Companies/ Banks/CBOT	1,235	-	1,235	(113,393)	bags
Soybean	Apr/23	Soybean Future	Trading Companies/ Banks/CBOT	-	(1,138)	(1,138)	(283,482)	bags

Corn	Sep/22	Corn Put Option	Trading Companies/ Banks/CBOT	2,818	-	2,818	231,321	bags
Corn	Sep/22	Corn Call Option	Trading Companies/ Banks/CBOT	-	(139)	(139)	(231,321)	bags

Corn BMF	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(184,950)	bags
Corn BMF	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	(1,807)	(1,807)	(166,500)	bags
Corn BMF	Mar/23	Corn Future	Trading Companies/ Banks/CBOT	-	(74)	(74)	(40,500)	bags
Corn BMF	Sep/23	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(263,250)	bags

Cotton	Nov/22	Accrual	Trading Companies/ Banks/CBOT	-	(146)	(146)	(600,000)	lbs.
Cotton	Nov/22	Cotton Call Option	Trading Companies/ Banks/CBOT	67	(42)	25	-	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	-	(276)	(276)	300,000	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	-	(535)	(535)	600,000	lbs.
Cotton	Nov/23	Cotton Futures	Trading Companies/ Banks/CBOT	690	-	690	(1,250,000)	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	-	(394)	(394)	(1,050,000)	lbs.

Fed Cattle	Oct/22	Fed Cattle Futures	BM&F	-	-	-	(27,720)	arrobas

Ethanol	Jul/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(10)	(10)	(900)	m3
Ethanol	Aug/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(14)	(14)	(1,500)	m3
Ethanol	Sep/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(42)	(42)	(2,400)	m3
Ethanol	Oct/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(56)	(56)	(1,950)	m3
Ethanol	Nov/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(115)	(115)	(2,400)	m3
Ethanol	Dec/22	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(187)	(187)	(1,800)	m3
Ethanol	Jan/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(373)	(373)	(1,800)	m3
Ethanol	Feb/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(119)	(119)	(600)	m3
Ethanol	Mar/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(135)	(135)	(600)	m3
Ethanol	Apr/23	Ethanol Call Option	Trading Companies/ Banks/CBOT	-	(118)	(118)	(600)	m3
Ethanol	Jul/22	Ethanol Futures	BM&F	117	-	117	(1,200)	m3
Ethanol	Aug/22	Ethanol Futures	BM&F	561	-	561	(1,800)	m3
Ethanol	Sep/22	Ethanol Futures	BM&F	383	-	383	(1,200)	m3
Ethanol	Sep/22	Ethanol Futures	BM&F	446	-	446	(1,050)	m3
Ethanol	Oct/22	Ethanol Futures	BM&F	844	-	844	(2,250)	m3
Ethanol	Nov/22	Ethanol Futures	BM&F	822	-	822	(2,400)	m3
Ethanol	Dec/22	Ethanol Futures	BM&F	476	-	476	(1,950)	m3
Ethanol	Jan/23	Ethanol Futures	BM&F	243	-	243	(1,800)	m3
Ethanol	Jan/23	Ethanol Futures	BM&F	108	-	108	(930)	m3
Ethanol	Feb/23	Ethanol Futures	BM&F	108	-	108	(900)	m3
Ethanol	Mar/23	Ethanol Futures	BM&F	138	-	138	(900)	m3

		Margin deposit		33,001	-	33,001
		Total risk with commodities		49,814	(25,055)	24,759

Interest R$	Nov/21	Fixed DI EUR SWAP	Banks	-	(5)	(5)	6,323	BRL
Interest R$	Aug/23	Fixed DI SWAP	Banks	-	(1,614)	(1,614)	135,000	BRL
		Total risk with interest		-	(1,619)	(1,619)	141,323	BRL

		Total risks		63,757	(39,336)	24,421

		Current		61,013	(34,064)
		Non-current		2,744	(5,272)
		Result on June 30, 2022 (Note 26)		577,725	(643,432)

		Outstanding		2021
Risk	Maturity	derivative instruments	Counterparty	Receivable	Payable	Total Net balance	Volume/ Position	Unit
Currency US$	Jul/21	Put Option	Itaú BBA/Santander	676	-	676	5,000	US$
Currency US$	Jul/21	Call Option	Itaú BBA/Santander	-	(71)	(71)	(5,000)	US$
Currency US$	May/23	Put Option	Bradesco	196	-	196	1,023	US$
Currency US$	May/23	Call Option	Bradesco	-	(92)	(92)	(1,023)	US$
Currency US$	Jun/23	Put Option	Bradesco	322	-	322	1,606	US$
Currency US$	Jun/23	Call Option	Bradesco	-	(165)	(165)	(1,606)	US$
Currency US$	Jul/23	Put Option	XP	716	-	716	3,484	US$
Currency US$	Jul/23	Call Option	XP	-	(408)	(408)	(3,484)	US$
Currency US$	Mar/24	Put Option	Bradesco	507	-	507	2,500	US$
Currency US$	Mar/24	Call Option	Bradesco	-	(713)	(713)	(2,500)	US$
Currency US$	Apr/24	Put Option	Bradesco	147	-	147	802	US$
Currency US$	Apr/24	Call Option	Banco do Brasil	-	(199)	(199)	(802)	US$
Currency US$	Jul/21	NDF	Banco do Brasil	1,300	-	1,300	(2,000)	US$
Currency US$	Jul/21	NDF	Banco do Brasil/Rabobank	873	-	873	(2,890)	US$
Currency US$	Jul/21	NDF	Itaú BBA/Banco do Brasil	5,405	-	5,405	(9,500)	US$
Currency US$	Aug/21	NDF	XP	-	(189)	(189)	(3,733)	US$
Currency US$	Aug/21	NDF	Banco Bradesco/XP	95	(46)	49	(3,722)	US$
Currency US$	Aug/21	NDF	XP	-	(9)	(9)	(966)	US$
Currency US$	Sep/21	NDF	Itaú BBA/Rabobank/XP	1,798	(9)	1,789	(5,930)	US$
Currency US$	Nov/21	NDF	Rabobank/Bradesco	215	-	215	(1,490)	US$
Currency US$	Nov/21	NDF	Macquarie	213	-	213	(280)	US$
Currency US$	Mar/22	NDF	Bradesco	-	(273)	(273)	(3,630)	US$
Currency US$	May/22	NDF	XP	531	-	531	(2,292)	US$
Currency US$	May/22	NDF	Macquarie	171	-	171	(430)	US$
Currency US$	Jun/22	NDF	Itaú BBA	1,716	-	1,716	(8,400)	US$
Currency US$	Jun/22	NDF	Cargill	236	-	236	(2,000)	US$
Currency US$	Jun/22	NDF	Banco do Brasil/Bradesco/ABC	2,382	-	2,382	(17,200)	US$
Currency US$	Jul/22	NDF	Itaú BBA	658	-	658	(1,000)	US$
Currency US$	Jul/22	NDF	Banco do Brasil	46	-	46	(2,000)	US$
Currency US$	Nov/22	NDF	Bradesco	-	(76)	(76)	(850)	US$
Currency US$	Jan/23	NDF	Banco do Brasil/Santander	640	-	640	(1,000)	US$
		Total currency risk		18,843	(2,250)	16,593	(69,313)	US$

Soybean	Oct/21	Soybean Put Option	Tradings/Banks/CBOT	1,368	-	1,368	396,875	bags
Soybean	Oct/21	Soybean Call Option	Tradings/ Banks/CBOT	1,723	-	1,723	167,821	bags
Soybean	Oct/21	Soybean Put Option	Tradings/ Banks/CBOT	884	-	884	249,464	bags
Soybean	Feb/22	Soybean Put Option	Tradings/ Banks/CBOT	855	-	855	192,768	bags
Soybean	Feb/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,201)	(1,201)	(192,768)	bags
Soybean	Jun/22	Soybean Put Option	Tradings/ Banks/CBOT	2,002	-	2,002	249,464	bags
Soybean	Jun/22	Soybean Call Option	Tradings/ Banks/CBOT	-	(1,401)	(1,401)	(249,464)	bags
Soybean	Aug/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(644)	(644)	(49,893)	bags
Soybean	Nov/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(26,688)	(26,688)	(478,518)	bags
Soybean	Dec/21	Soybean Futures	Trading Companies/ Banks/CBOT	-	(784)	(784)	(20,411)	bags

Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	3	(187)	(184)	(254,011)	bags
Corn	Aug /21	Corn Call Option	Trading Companies/ Banks/CBOT	1,327	(3,765)	(2,438)	(84,670)	bags
Corn	Aug/21	Corn Put Option	Trading Companies/ Banks/CBOT	-	(218)	(218)	(254,011)	bags
Corn	Aug/21	Corn Future	Trading Companies/ Banks/CBOT	-	(7,213)	(7,213)	(254,011)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(92,700)	bags
Corn	Sep/22	Corn Future	Trading Companies/ Banks/CBOT	-	(314)	(314)	(83,250)	bags
Corn	Sep/21	Corn Future	Trading Companies/ Banks/CBOT	-	-	-	(9,000)	bags
Corn	Sep/21	Accrual	Trading Companies/ Banks/CBOT	-	(421)	(421)	(83,251)	bags

Cotton	Nov/21	Cotton Call Option	Trading Companies/ Banks/CBOT	-	(1,770)	(1,770)	(1,500,000)	lbs.
Cotton	Dec/21	Cotton Futures	Trading Companies/ Banks/CBOT	39	(793)	(754)	(1,150,000)	lbs.
Cotton	Nov/22	Cotton Futures	Trading Companies/ Banks/CBOT	36	-	36	(500,000)	lbs.
Cotton	Nov/21	Accrual	Trading Companies/ Banks/CBOT	-	(282)	(282)	(441,000)	lbs.

Ethanol	Jul/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Aug/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3
Ethanol	Sep/21	Ethanol Futures	OTC/Stock Exchange	-	-	-	(300)	m3

Fed Cattle	Oct/21	Fed Cattle Futures	OTC/Stock Exchange	-	-	-	(4,950)	arrobas

		Margin deposit		8,844	-	8,844
		Total risk with commodities		17,081	(45,681)	(28,600)

Interest R$	Nov/21	Fixed DI EUR SWAP	Banks	-	(2,608)	(2,608)	25,000	BRL
Interest R$	Aug/23	Fixed DI SWAP	Banks	614	-	614	9,482	BRL
		Total risk with interest		614	(2,608)	(1,994)	34,482	BRL

		Total risks		36,538	(50,539)	(14,001)

		Current		32,657	(48,574)
		Non-current		3,881	(1,965)
		Result on June 30, 2021 (Note 26)		590,108	(715,598)

The Company uses derivative financial instruments such as forward currency contracts and forward commodities contracts to hedge against currency risk and commodities prices, respectively.

The Company uses derivative financial instruments such as forward currency contracts and forward commodities contracts to hedge against currency risk and commodities prices, respectively.

The margin deposits in operations with derivatives refer to the so-called margins by counterparties in operations with derivative instruments.

The total fair value of a derivative is classified as non-current assets or liabilities if the remaining maturity of the derivative is over 12 months, and as current assets or liabilities if the remaining maturity of the derivative is less than 12 months.